Cost of Sales	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Cost of Sales
8.	COST OF SALES

	Nine months ended December 31, 2024	Year ended March 31, 2024

Total cost of sales is comprised of:

Cost of steel revenue	$1,789.4	$2,263.0

Cost of freight revenue	142.7	198.3

Cost of non-steel revenue	26.3	52.2

	$1,958.4	$2,513.5

Inventories recognized as cost of sales:	$1,815.7	$2,315.2

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$29.3	$13.5

Depreciation included in cost of steel revenue for the nine month period ended December 31, 2024 was $103.0 million. Depreciation in cost of steel revenue for the year ended March 31, 2024 was $114.7 million. Wages and benefits included in cost of steel revenue for the nine month period ended December 31, 2024 was $273.9 million. Wages and benefits included in cost of steel revenue for the year ended March 31, 2024 was $357.7 million.
Federal Greenhouse Gas Pollution Pricing Act
During the nine month period ended December 31, 2024, total Carbon Tax recognized in cost of sales as an expense was $31.0 million. During the year ended March 31, 2024, total Carbon Tax recognized in cost of sales as an expense was $24.6 million.